XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 23.02%(a)(b)
Anchorage Capital CLO 6 Ltd.	3M SOFR + 6.15%	07/22/2038	$1,765,000	$1,754,151
Anchorage Capital CLO 15 Ltd.	3M SOFR + 6.05%	07/20/2038	2,000,000	2,039,428
Anchorage Capital CLO 20 Ltd.	3M SOFR + 7.00%	01/20/2035	1,500,000	1,421,635
Anchorage Capital CLO 21 Ltd.	3M SOFR + 6.25%	10/20/2034	2,000,000	1,939,351
Apidos CLO XLV Ltd.	3M SOFR + 5.15%	07/26/2038	500,000	503,302
Apidos CLO XXXV	3M SOFR + 5.75%	04/20/2034	1,000,000	1,001,680
Apidos Loan Fund 2024-1 Ltd.	3M SOFR + 4.75%	10/25/2038	750,000	751,430
Ares XLIV CLO Ltd.	3M SOFR + 6.25%	04/15/2034	1,000,000	990,306
Barings CLO Ltd. 2025-IV	3M SOFR + 5.00%	10/15/2040	1,600,000	1,601,992
Benefit Street Partners CLO Ltd.	3M SOFR + 4.75%	04/20/2038	1,288,000	1,277,714
Benefit Street Partners CLO XVII Ltd.	3M SOFR + 6.15%	10/15/2037	2,100,000	2,111,874
Benefit Street Partners CLO XXIII Ltd.	3M SOFR + 5.25%	04/25/2034	1,500,000	1,492,567
Benefit Street Partners CLO XXIX Ltd.	3M SOFR + 4.60%	01/25/2038	1,750,000	1,742,416
Benefit Street Partners CLO XXV Ltd.	3M SOFR + 4.60%	01/15/2035	480,000	477,635
Benefit Street Partners CLO XXVIII Ltd.	3M SOFR + 5.40%	10/20/2037	2,000,000	2,016,949
Benefit Street Partners CLO XXXII Ltd.	3M SOFR + 4.70%	10/25/2038	2,400,000	2,399,853
Canyon CLO 2020-2 Ltd.	3M SOFR + 5.75%	10/15/2034	1,500,000	1,456,069
Canyon CLO 2025-2 Ltd.	3M SOFR + 5.25%	10/15/2038	2,000,000	2,004,262
Carlyle US CLO 2019-4 Ltd.	3M SOFR + 6.60%	04/15/2035	750,000	744,626
Carlyle US CLO 2023-2 Ltd.	3M SOFR + 5.75%	07/20/2038	2,000,000	2,012,201
Carlyle US CLO 2025-2 Ltd.	3M SOFR + 6.75%	07/25/2038	845,000	867,211
CBAM 2018-8 Ltd.	3M SOFR + 6.37%	07/15/2037	1,000,000	1,012,597
CIFC Funding 2019-II Ltd.	3M SOFR + 4.85%	10/17/2038	1,500,000	1,501,801
CIFC Funding 2019-III Ltd.	3M SOFR + 5.00%	01/16/2038	2,750,000	2,757,753
CIFC Funding 2019-V Ltd.	3M SOFR + 4.90%	10/15/2038	1,000,000	1,001,326
CIFC Funding 2019-VI Ltd.	3M SOFR + 6.25%	07/16/2037	700,000	696,674
CIFC Funding 2022-I Ltd.	3M SOFR + 6.40%	04/17/2035	2,000,000	2,001,756
CIFC Funding 2022-III Ltd.	3M SOFR + 7.27%	04/21/2035	850,000	850,327
CIFC Funding 2025-VI Ltd.	3M SOFR + 4.75%	10/23/2038	1,250,000	1,249,150
Clover CLO 2021-3 LLC	3M SOFR + 4.90%	01/25/2035	2,000,000	1,991,742
Diameter Capital CLO 5 Ltd.	3M SOFR + 4.85%	01/15/2039	1,500,000	1,499,946
Dryden 87 CLO Ltd.	3M SOFR + 6.35%	08/20/2038	1,000,000	996,443
Elmwood CLO 25 Ltd.	3M SOFR + 5.25%	04/17/2037	2,000,000	1,999,545
Elmwood CLO 46 Ltd.	3M SOFR + 5.00%	01/17/2039	2,000,000	1,999,700
Garnet CLO 2 Ltd.	3M SOFR + 5.25%	10/20/2038	730,000	732,196
Garnet CLO 3 Ltd.	3M SOFR + 4.95%	10/20/2038	1,500,000	1,503,401
Goldentree Loan Management US CLO 12 Ltd.	3M SOFR + 5.70%	07/20/2037	1,200,000	1,198,451
Golub Capital Partners CLO 37B Ltd.	3M SOFR + 4.90%	01/20/2039	1,500,000	1,499,647
Golub Capital Partners CLO 74 B, Ltd.	3M SOFR + 6.10%	07/25/2037	750,000	759,490
KKR CLO 60 Ltd.	3M SOFR + 6.10%	01/15/2038	1,325,000	1,354,736
Madison Park Funding LX Ltd.	3M SOFR + 6.50%	10/25/2037	1,250,000	1,179,270
Madison Park Funding XXXIX Ltd.	3M SOFR + 6.25%	10/22/2034	1,500,000	1,417,280
Madison Park Funding XXXVII Ltd.	3M SOFR + 6.60%	04/15/2037	750,000	731,259
Magnetite XXIV Ltd.	3M SOFR + 6.40%	04/15/2035	500,000	500,717
Neuberger Berman CLO 32R Ltd.	3M SOFR + 5.15%	07/20/2039	1,500,000	1,512,481
Neuberger Berman Loan Advisers CLO 27 Ltd.	3M SOFR + 6.75%	07/15/2038	2,000,000	2,005,888
Neuberger Berman Loan Advisers CLO 40 Ltd.	3M SOFR + 5.15%	10/16/2037	2,170,000	2,182,543
Neuberger Berman Loan Advisers CLO 41 Ltd.	3M SOFR + 5.75%	04/15/2034	1,250,000	1,236,725
Neuberger Berman Loan Advisers CLO 57 Ltd.	3M SOFR + 5.50%	10/24/2038	1,875,000	1,893,789
Neuberger Berman Loan Advisers CLO 61 Ltd.	3M SOFR + 4.90%	07/17/2039	720,000	723,237
Oaktree CLO 2019-3 Ltd.	3M SOFR + 6.75%	01/20/2038	750,000	761,469
Oaktree CLO 2022-3 Ltd.	3M SOFR + 6.50%	10/15/2037	2,000,000	2,002,109
Oaktree CLO 2023-1 Ltd.	3M SOFR + 7.50%	04/15/2038	500,000	513,707
OHA Credit Funding 2 Ltd.	3M SOFR + 4.80%	01/21/2038	1,000,000	1,001,778
OHA Credit Funding 5 Ltd.	3M SOFR + 5.40%	10/18/2037	1,000,000	1,000,428
OHA Credit Funding 9 Ltd.	3M SOFR + 5.50%	10/19/2037	1,000,000	1,007,464
Rad CLO 10 Ltd.	3M SOFR + 5.85%	04/23/2034	2,000,000	1,960,105
Rad CLO 11 Ltd.	3M SOFR + 6.25%	04/15/2034	1,300,000	1,269,269
Regatta 33 Funding Ltd.	3M SOFR + 6.65%	07/25/2038	770,000	786,743
Regatta 34 Funding Ltd.	3M SOFR + 6.50%	07/20/2038	2,000,000	2,054,502
Regatta XII Funding Ltd.	3M SOFR + 6.90%	10/15/2037	1,500,000	1,495,277
Regatta XIX Funding Ltd.	3M SOFR + 5.25%	10/20/2038	750,000	744,611

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 23.02%(a)(b)(Continued)
Regatta XVI Funding Ltd.	3M SOFR + 7.10%	01/15/2033	$1,400,000	$1,402,777
Regatta XXIV Funding Ltd.	3M SOFR + 5.15%	01/20/2038	1,000,000	984,423
Regatta XXIX Funding Ltd.	3M SOFR + 5.85%	09/06/2037	375,000	378,308
RR 19 Ltd.	3M SOFR + 4.70%	04/15/2040	500,000	500,740
Shackleton 2019-XIV CLO Ltd.	3M SOFR + 5.90%	07/20/2034	1,000,000	983,147
Sound Point CLO XVIII Ltd.	3M SOFR + 5.50%	01/21/2031	500,000	312,000
Symphony CLO XXI Ltd.	3M SOFR + 6.60%	07/15/2032	1,000,000	911,452
THL Credit Wind River 2017-1 CLO Ltd.	3M SOFR + 7.06%	04/18/2036	1,500,000	1,474,454
Trestles CLO IV, Ltd	3M SOFR + 5.25%	10/30/2038	1,500,000	1,508,013
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT (Cost $94,058,721)				93,649,298

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 61.29%(a)(c)
AIMCO CLO 16 Ltd.	11.24%	07/17/2037	1,812,000	1,034,652
ALM 2020 Ltd.(d)	N/A	10/15/2029	5,000,000	500
Anchorage Capital CLO 3-R Ltd.(d)	N/A	01/28/2031	1,400,000	6,118
Anchorage Capital CLO 7 Ltd.	24.12%	01/28/2031	1,750,000	451,080
Anchorage Capital CLO 13 LLC	9.20%	04/15/2034	7,000,000	2,792,370
Anchorage Capital CLO 16 Ltd.	9.89%	01/19/2038	3,305,720	1,368,568
Anchorage Capital CLO 1-R Ltd.(d)	N/A	04/13/2031	4,150,000	28,554
Anchorage Capital CLO 20 Ltd.	3.47%	01/20/2035	1,750,000	550,007
Apidos CLO XLIX Ltd	16.51%	10/24/2037	10,000,000	6,559,800
Apidos CLO XLVIII Ltd.	8.93%	07/25/2037	9,000,000	5,729,130
Apidos CLO XXVII(d)	N/A	07/17/2030	1,300,000	99,333
Ares LI CLO Ltd.	6.85%	07/15/2034	1,699,959	514,425
Ares LI CLO Ltd.	9.65%	10/15/2037	4,378,142	1,324,869
Ares LIX CLO Ltd.	16.10%	04/25/2034	3,500,000	1,424,150
Ares LVIII CLO Ltd.	13.09%	04/15/2038	12,425,000	4,840,159
Ares XLI CLO Ltd.	5.69%	04/15/2034	2,343,500	530,803
Ares XLIV CLO Ltd.	14.35%	04/15/2034	6,288,428	1,191,657
Ballyrock CLO 19 Ltd.	12.10%	04/20/2035	4,200,000	1,767,066
Benefit Street Partners CLO XII Ltd.	14.38%	10/15/2030	4,500,000	3,225,195
Benefit Street Partners CLO XXIII Ltd.	14.35%	04/25/2034	5,000,000	2,905,000
Benefit Street Partners CLO XXV Ltd.	20.99%	01/15/2035	5,250,000	3,465,315
Benefit Street Partners CLO XXVII Ltd.	15.75%	10/20/2037	2,250,000	2,035,957
Benefit Street Partners CLO XXXIV Ltd.	11.14%	07/25/2037	4,700,000	3,226,550
Benefit Street Partners CLO XXXVI Ltd.	12.54%	01/25/2038	2,560,000	1,763,456
Carlyle US CLO 2019-4 Ltd.	7.32%	04/15/2035	8,740,000	4,252,010
Carlyle US CLO 2021-10 Ltd.	16.95%	01/20/2038	3,750,000	1,453,200
Carlyle US CLO 2021-2 Ltd.	16.12%	04/20/2038	2,530,000	1,465,022
Carlyle US CLO 2021-4 Ltd.	9.19%	04/20/2034	1,000,000	526,960
Carlyle US CLO 2021-5 Ltd.	12.32%	07/20/2034	4,000,000	1,888,040
Carlyle US CLO 2022-2 Ltd.	17.33%	01/20/2038	4,391,000	2,041,244
Carlyle US CLO 2023-2 Ltd.	16.57%	07/20/2036	4,534,341	3,090,561
CIFC Funding 2017-III Ltd.	4.58%	07/20/2030	1,400,000	389,424
CIFC Funding 2017-V Ltd.	7.77%	07/17/2037	6,500,000	1,947,790
CIFC Funding 2018-I Ltd.	10.54%	04/18/2031	10,250,000	3,157,718
CIFC Funding 2018-II Ltd.	13.12%	10/20/2037	2,500,000	891,500
CIFC Funding 2018-III Ltd.	9.94%	07/18/2031	6,815,000	1,147,578
CIFC Funding 2018-V Ltd.	9.73%	07/15/2038	5,298,000	2,083,333
CIFC Funding 2019-III Ltd.	12.77%	01/16/2038	840,000	565,202
CIFC Funding 2019-V Ltd.	12.50%	10/15/2038	2,500,000	1,512,575
CIFC Funding 2019-V Ltd.	16.20%	10/15/2038	1,938,438	1,172,813
CIFC Funding 2020-II Ltd.	9.57%	10/20/2034	1,000,000	488,100
CIFC Funding 2020-III Ltd.	10.42%	10/20/2034	203,350	130,384
CIFC Funding 2021-II Ltd.	10.13%	04/15/2034	7,705,900	3,777,355
CIFC Funding 2021-V Ltd.	16.19%	01/15/2038	10,086,431	5,514,554
CIFC Funding 2021-VII Ltd.	11.44%	01/23/2035	1,000,000	640,200
CIFC Funding 2022-IV Ltd.	15.05%	07/16/2035	2,500,000	1,628,000
Clover CLO 2019-1 Ltd.	15.64%	04/18/2035	8,339,200	4,579,221
Clover CLO 2021-3 LLC	19.87%	01/25/2035	5,500,000	3,300,330
Dryden 87 CLO Ltd.	8.59%	08/20/2038	2,831,400	934,645

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued) (Unaudited)

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 61.29%(a)(c)(Continued)
Elmwood CLO I Ltd.	5.32%	10/20/2033	$6,000,000	$2,797,440
Elmwood CLO VII Ltd.	7.69%	01/17/2034	8,350,000	2,656,720
Galaxy 33 CLO Ltd.	8.42%	04/20/2037	2,000,000	1,121,820
Generate CLO 3 Ltd.	2.08%	10/20/2029	7,008,000	2,164,701
Generate CLO 12 Ltd.	16.29%	07/20/2036	8,000,000	4,326,880
Generate CLO 14 Ltd.	5.47%	04/22/2037	8,000,000	3,514,080
Harmony-Peace Park CLO, Ltd.	12.11%	10/20/2037	5,275,000	3,574,868
Madison Park Funding XX Ltd.	5.87%	07/27/2030	1,740,000	248,124
Madison Park Funding XX Ltd.	19.97%	10/27/2037	2,172,000	332,338
Madison Park Funding XXIX Ltd.	14.64%	10/18/2047	4,330,700	1,307,005
Madison Park Funding XXVIII Ltd.	11.86%	07/15/2030	5,949,336	1,808,955
Madison Park Funding XXXVII Ltd.	10.69%	04/15/2037	4,648,815	1,765,759
Neuberger Berman CLO XXI Ltd.	12.55%	01/20/2039	4,425,109	2,566,563
Neuberger Berman Loan Advisers CLO 47 Ltd.	16.37%	04/14/2035	15,000,000	7,795,200
Neuberger Berman Loan Advisers CLO 50 Ltd.	10.88%	07/23/2036	6,500,000	3,457,090
Neuberger Berman Loan Advisers CLO 53 Ltd.	12.16%	10/24/2037	7,325,000	5,211,225
Neuberger Berman Loan Advisers CLO 54 Ltd.	10.17%	04/23/2038	3,465,000	2,151,522
Neuberger Berman Loan Advisers CLO 55 Ltd.	8.70%	04/22/2038	4,600,000	2,826,372
Niagara Park CLO Ltd.	15.12%	07/17/2032	2,648,000	1,361,204
Niagara Park CLO Ltd.(d)	N/A	01/17/2038	225,000	218,311
NYACK Park CLO Ltd.	9.98%	10/20/2038	1,358,700	574,730
Oak Hill Credit Partners X-R Ltd.	14.33%	04/20/2034	9,091,692	3,523,031
Oaktree CLO 2019-3, Ltd.	12.34%	01/20/2038	4,000,000	1,950,000
Oaktree CLO 2022-3 Ltd.	11.56%	10/15/2037	13,250,000	6,739,480
OCP CLO 2018-15 Ltd.	14.94%	07/20/2031	6,000,000	2,292,660
OCP CLO 2020-8R Ltd.	16.57%	10/17/2038	5,390,000	1,740,970
OCP CLO 2022-24 Ltd.	9.27%	10/20/2037	7,445,299	3,939,308
OCP CLO 2024-36 Ltd.	8.98%	10/16/2037	4,000,000	2,623,320
OCP CLO 2024-38 Ltd.	8.91%	01/21/2038	5,000,000	3,374,950
OHA Credit Partners XI Ltd.	10.08%	04/20/2037	4,003,000	1,880,810
OHA Credit Partners XII Ltd.	7.42%	04/23/2037	13,537,295	5,876,134
OHA Credit Partners XIII Ltd.	12.11%	10/21/2034	1,600,000	876,336
Palmer Square CLO 2024-2 Ltd.	8.24%	07/20/2037	4,000,000	2,644,080
Rad CLO 12 Ltd.	14.86%	10/30/2034	6,000,000	2,619,000
Regatta XIX Funding Ltd.	12.89%	04/20/2035	12,102,000	6,962,156
Regatta XVIII Funding Ltd.	15.12%	01/15/2034	7,175,322	3,725,786
Regatta XXIV Funding Ltd.	12.13%	01/20/2035	5,000,000	2,350,400
Regatta XXVII Funding Ltd.	9.36%	04/26/2037	6,000,000	3,441,240
Rockland Park CLO Ltd.(e)	8.09%	04/20/2034	13,785,821	73,396
Rockland Park CLO Ltd.(e)	16.12%	04/20/2034	13,785,821	168,838
Rockland Park CLO Ltd.	11.82%	04/20/2034	13,785,821	5,574,435
RR 19 Ltd.	12.98%	10/15/2035	7,858,000	5,623,813
RR 25 Ltd.	6.21%	10/15/2037	9,780,000	5,555,236
Sixth Street CLO XVI Ltd.	4.76%	10/20/2032	8,000,000	4,374,400
Sixth Street CLO XVII Ltd.	12.10%	01/20/2034	1,100,000	685,685
Sixth Street CLO XXIV Ltd.	6.67%	04/23/2037	7,500,000	5,015,775
Sixth Street CLO XXV Ltd.	7.78%	07/24/2037	7,000,000	4,653,390
THL Credit Wind River 2018-2 CLO Ltd.(d)	N/A	07/15/2030	3,031,000	58,650
THL Credit Wind River 2018-3 CLO Ltd.(d)	N/A	01/20/2031	3,000,000	153,180
Thompson Park CLO Ltd.	13.25%	04/15/2034	4,000,000	2,020,000
TICP CLO XV Ltd.	12.17%	04/20/2033	21,000,000	10,188,150
Unity-Peace Park CLO Ltd.	8.28%	04/20/2035	4,000,000	1,492,400
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY (Cost $334,195,739)				249,390,389

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued) (Unaudited)

	Coupon	Maturity Date	Principal Amount	Value
CORPORATE BONDS - 1.29%(a)
Chemicals - 0.09%
Herens Holdco S.a.r.l., Senior Secured Bond	4.75%	05/15/2028	$444,000	$382,284
Diversified Telecommunication Services - 0.12%
Altice France SA, Senior Secured Bond	6.88%	07/15/2032	513,657	491,182
Electronic Equipment, Instruments & Components - 0.04%
Coherent Corp., Senior Unsecured Bond	5.00%	12/15/2029	146,000	145,570
Hotels, Restaurants & Leisure - 0.35%
Fertitta Entertainment LLC, Senior Unsecured Bond	6.75%	01/15/2030	328,000	310,926
Hilton Grand Vacations Borrower Escrow LLC, Senior Unsecured Bond	5.00%	06/01/2029	529,000	514,056
SeaWorld Parks & Entertainment, Inc., Senior Unsecured Bond	5.25%	08/15/2029	600,000	583,234
				1,408,216
Industrial Conglomerates - 0.10%
MajorDrive Holdings IV, LLC, Senior Unsecured Bond	6.38%	06/01/2029	545,000	394,130
Insurance - 0.03%
Asurion, LLC, Senior Secured Bond	8.00%	12/31/2032	133,000	138,040
Media - 0.46%
Gray Media, Inc., Senior Secured Bond	7.25%	08/15/2033	722,000	736,651
Gray Media, Inc., Senior Unsecured Bond	5.38%	11/15/2031	750,000	562,545
The E.W. Scripps Company, Senior Unsecured Bond	5.38%	01/15/2031	750,000	565,285
				1,864,481
Wireless Telecommunication Services - 0.10%
Digicel International Finance Ltd., Senior Secured Bond	8.63%	08/01/2032	404,000	419,423
TOTAL CORPORATE BONDS (Cost $5,448,003)				5,243,326

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SECURED SECOND LIEN LOANS - 1.00%(b)
Diversified Consumer Services - 0.03%
TruGreen LP, Initial	3M SOFR + 8.76%	11/02/2028	125,392	115,596
Electronic Equipment, Instruments & Components - 0.02%
Infinite Bidco LLC, Initial	3M SOFR + 7.26%	03/02/2029	69,869	66,070
Insurance - 0.76%
Alera Group, Inc., Second Lien Initial	1M SOFR + 5.50%	05/30/2033	750,000	763,313
Asurion, LLC, New B-4	1M SOFR + 5.36%	01/20/2029	1,604,603	1,572,510
CRC Insurance Group, LLC, Second Lien TL	3M SOFR + 4.75%	05/06/2032	750,000	758,123
				3,093,946
Pharmaceuticals - 0.04%
Alvogen Pharma US, Inc., TL	3M SOFR + 2.50%	03/01/2029	243,319	159,374
Software - 0.15%
Kaseya, TL	1M SOFR + 5.00%	03/20/2033	644,172	629,008
TOTAL SECURED SECOND LIEN LOANS (Cost $4,142,645)				4,063,994

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 76.84%(b)
Aerospace & Defense - 1.96%
Arcline FM Holdings, LLC, 2025-1 New Term	3M SOFR + 2.75%	06/23/2030	860,050	862,467
Kaman Corp., Delayed Draw(f)	3M SOFR + 2.50%	02/26/2032	22,074	22,850
Kaman Corp., Initial	3M SOFR + 2.50%	02/26/2032	2,440,192	2,448,391
Propulsion (BC) Newco LLC, Initial	3M SOFR + 2.50%	12/01/2032	295,593	296,849
Signia Aerospace, 2025 Initial TL	3M SOFR + 2.75%	12/11/2031	3,076,605	3,084,297
Transdigm, Inc., Tranche J	1M SOFR + 2.50%	02/28/2031	1,069,286	1,072,922
Transdigm, Inc., Tranche M	1M SOFR + 2.50%	08/19/2032	170,310	170,984
				7,958,760
Air Freight & Logistics - 0.18%
Brown Group Holding, LLC, 2022 Incremental B-2	3M SOFR + 2.75%	07/01/2031	468,012	470,109
Lasership, Inc., Tranche B	3M SOFR + 1.76%	08/10/2029	184,930	137,403
Lasership, Inc., Tranche E	3M SOFR + 1.76%	08/10/2029	495,038	143,561
				751,073
Auto Components - 0.54%
Clarios Global LP, Amendment No. 6	1M SOFR + 2.75%	01/28/2032	1,246,553	1,251,228
Eagle Recycling Bidco, Inc., Closing Date Initial	1M SOFR + 3.75%	12/18/2032	453,191	453,191
Holley, Inc., TL	1M SOFR + 3.86%	11/17/2028	496,944	494,086
				2,198,505

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 76.84%(b)(Continued)
Automobiles - 1.12%
RealTruck Intermediate Holdings, Inc., Initial	1M SOFR + 3.86%	01/31/2028	$389,565	$297,718
RVR Dealership Holdings, LLC, TL	3M SOFR + 3.90%	02/08/2028	487,190	468,380
Tenneco, Inc., Term A	3M SOFR + 4.85%	11/17/2028	1,234,119	1,208,820
Tenneco, Inc., Term B	3M SOFR + 5.10%	11/17/2028	576,970	566,359
The Hertz Corp., 2023 Incremental	1M SOFR + 3.75%	06/30/2028	24,818	20,583
The Hertz Corp., Initial Term B	1M SOFR + 3.61%	06/30/2028	831,096	696,300
The Hertz Corp., Initial Term C	1M SOFR + 3.61%	06/30/2028	164,010	137,409
Truck Hero, Inc., Incremental	1M SOFR + 5.11%	01/31/2028	337,598	260,457
Wand NewCo 3, Inc., Tranche B-2	1M SOFR + 2.50%	01/30/2031	911,627	912,111
				4,568,137
Banks - 0.05%
Shift4 Payments, Inc., Amendment No.2	3M SOFR + 2.50%	06/30/2032	212,338	213,444
Building Products - 3.59%
AI Aqua Merger Sub, Inc., 2025 Refinancing Term B	3M SOFR + 3.00%	07/31/2028	3,150,028	3,155,792
American Residential Services, 2025 Refinancing	3M SOFR + 2.75%	02/02/2032	398,000	399,493
Chariot Buyer LLC, Amendment No. 5 Incremental	1M SOFR + 2.75%	09/08/2032	1,330,638	1,332,581
Cornerstone Building Brands, Inc., Initial	1M SOFR + 5.63%	08/01/2028	493,639	387,506
Cornerstone Building Brands, Inc., Tranche B	1M SOFR + 3.25%	04/12/2028	1,345,221	1,048,600
Cornerstone Building Brands, Inc., Tranche C	1M SOFR + 4.50%	05/15/2031	295,694	207,971
Groundworks, LLC, Initial	1M SOFR + 3.00%	03/14/2031	1,522,791	1,529,141
Hobbs & Associates, LLC, Closing Date	1M SOFR + 2.75%	07/23/2031	735,382	734,690
Icebox Holdco III, Inc., Initial	3M SOFR + 3.25%	12/22/2031	914,962	921,824
Kodiak Building Partners, Initial	1M SOFR + 3.75%	12/04/2031	1,069,770	1,042,020
White Cap Buyer, LLC, Tranche C	1M SOFR + 3.25%	10/19/2029	2,895,864	2,906,955
Wilsonart International, Initial	3M SOFR + 4.25%	08/05/2031	976,795	945,050
				14,611,623
Capital Markets - 0.28%
Hudson River Trading LLC, Term B-1	1M SOFR + 2.75%	03/18/2030	1,127,650	1,131,800
Chemicals - 3.33%
CP Iris Holdco I, Inc. and CP Iris Holdco II, Inc., Initial	1M SOFR + 4.00%	10/27/2032	739,355	733,500
Discovery Purchaser Corp., Initial	3M SOFR + 3.75%	10/04/2029	1,038,679	996,394
Herens Holdco S.a.r.l., Facility B	3M SOFR + 4.03%	07/03/2028	1,380,438	1,204,901
Hexion Holdings Corp., 2024 Refinancing	1M SOFR + 4.00%	03/15/2029	1,264,010	1,215,712
Ineos Finance LLC, 2030 TL	1M SOFR + 3.25%	02/18/2030	864,347	696,880
Ineos Quattro Holdings UK Ltd., 2029 Tranche B	1M SOFR + 4.35%	04/02/2029	1,384,736	969,315
Ineos US Finance LLC, 2031 Repriced	1M SOFR + 3.00%	02/07/2031	1,235,634	986,963
Ineos US Petrochem LLC, 2031 Tranche B	1M SOFR + 4.25%	10/07/2031	94,206	62,411
Lummus Technology Holdings V LLC, Amendment No.4 Existing Term B	1M SOFR + 2.50%	12/31/2029	1,818,122	1,818,777
MSOF Beacon, LLC, Initial	1M SOFR + 2.50%	12/09/2032	125,451	125,921
New Arclin U.S. Holding Corp., TL	1M SOFR + 3.60%	09/30/2028	369,730	369,267
Nouryon USA LLC, Repriced 2024 B-1	6M SOFR + 3.25%	04/03/2028	264,721	264,502
Nouryon USA LLC, Repriced 2024 B-2	3M SOFR + 3.25%	04/03/2028	596,564	596,003
Olympus Water US Holding Corp., 2025 Incremental	3M SOFR + 3.25%	11/03/2032	325,934	323,695
Olympus Water US Holding Corp., Term B-6	3M SOFR + 3.00%	06/20/2031	1,765,073	1,748,022
Vibrantz Technologies, Inc., Initial	3M SOFR + 4.40%	04/23/2029	301,305	165,887
Wesco Group LLC, Initial Term B	3M SOFR + 3.00%	10/09/2031	189,741	190,452
Windsor Holdings III, LLC., 2025 Term B	1M SOFR + 2.75%	08/01/2030	1,068,946	1,070,486
				13,539,088
Commercial Services & Supplies - 3.31%
Allied Universal Holdco LLC, Amendment No. 7 Replacement	1M SOFR + 3.25%	08/20/2032	3,423,915	3,439,494
AmSpec Parent, LLC, Closing Date	3M SOFR + 3.50%	12/22/2031	1,209,606	1,209,606
Ankura Consulting Group LLC, 2024-2 Repricing	3M SOFR + 3.50%	12/29/2031	1,599,618	1,560,203
Belfor USA Group, Inc., Tranche B-5	1M SOFR + 2.75%	11/01/2030	1,198,261	1,202,754
BradyPLUS Holdings, LLC, Initial	3M SOFR + 3.50%	12/13/2032	743,832	735,151
Garda World Security Corp., Twelfth Additional TL	1M SOFR + 3.00%	02/01/2029	1,412,866	1,416,398
GBT US III LLC, Term B-1	3M SOFR + 2.50%	07/25/2031	1,672,173	1,676,705
Genuine Financial Holdings, LLC, 2025 Replacement	1M SOFR + 3.25%	09/27/2030	1,496,997	1,255,607
GFL Environmental Services, Initial	3M SOFR + 2.50%	03/03/2032	684,317	686,370
VFS Global, Facility B	6M SOFR + 2.50%	10/07/2032	278,456	279,500
				13,461,788

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 76.84%(b)(Continued)
Communications Equipment - 0.36%
Global Tel Link Corp., Initial	1M SOFR + 7.50%	08/06/2029	$931,758	$925,059
Gogo Intermediate Holdings LLC, Initial	1M SOFR + 3.86%	04/30/2028	602,467	546,311
				1,471,370
Construction & Engineering - 1.29%
Brand Industrial Services, Inc., Tranche C	3M SOFR + 4.50%	08/01/2030	1,126,197	1,023,814
DG Investment Intermediate Holdings 2, Inc., Closing Date Initial	1M SOFR + 3.75%	07/09/2032	1,852,777	1,852,778
Energize Holdco LLC, 2025 Refinancing	1M SOFR + 3.00%	12/08/2028	2,083,021	2,087,583
Michael Baker International, LLC, Term B-1	3M SOFR + 4.00%	12/01/2028	272,135	272,475
				5,236,650
Construction Materials - 0.58%
Artera Services, LLC, Tranche C	3M SOFR + 4.50%	02/15/2031	321,790	258,841
LSF12 Crown US Commercial Bidco LLC, 2025 Refinancing	1M SOFR + 3.50%	12/02/2031	1,607,635	1,616,172
Mativ Holdings, Inc., Term B	1M SOFR + 3.86%	04/20/2028	155,960	154,400
Tiger Acquisition LLC, Initial	1M SOFR + 2.50%	08/23/2032	346,381	347,247
				2,376,660
Containers & Packaging - 1.68%
Berlin Packaging LLC, 2025 Replacement	3M SOFR + 3.25%	06/09/2031	751,332	752,790
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B	1M SOFR + 3.25%	04/01/2032	1,131,195	1,129,679
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Delayed Draw Term B	1M SOFR + 3.25%	04/01/2032	2,677	2,674
Clydesdale Acquisition Holdings, Inc., Term B	1M SOFR + 3.18%	04/13/2029	500,000	500,085
Pelican Products, Inc., Initial	3M SOFR + 4.51%	12/29/2028	471,615	425,043
Pregis TopCo LLC, Tenth Amendment	1M SOFR + 4.00%	02/01/2029	218,505	220,183
Proampac PG Borrower LLC, 2024-1	3M SOFR + 4.00%	09/15/2028	356,271	356,466
Ring Container Technologies Group, LLC, 2025 Refinancing	1M SOFR + 2.50%	09/15/2032	222,918	223,424
RLG Holdings, LLC, Closing Date Initial	1M SOFR + 4.36%	07/07/2028	1,315,579	788,032
Sabert Corp., Term B	1M SOFR + 3.11%	12/10/2026	909,739	907,465
Tricorbraun Holdings, Inc., Closing Date Initial	1M SOFR + 3.25%	03/03/2031	1,598,123	1,543,195
				6,849,036
Distributors - 0.64%
Aramsco Parent, Inc., Closing Date Initial	3M SOFR + 4.75%	10/10/2030	385,567	258,176
BCPE Empire Holdings, Inc., Amendment No. 8 Refinancing	1M SOFR + 3.25%	12/11/2030	2,393,282	2,364,371
				2,622,547
Diversified Consumer Services - 2.06%
AAdvantage Loyalty IP Ltd. and American Airlines, Inc., 2025 Incremental	3M SOFR + 3.25%	05/28/2032	1,076,121	1,080,834
Anticimex Global AB, Facility B8	3M SOFR + 2.90%	11/17/2031	507,410	509,313
Cast & Crew Payroll, LLC, Incremental Facility No. 2 Incremental	1M SOFR + 3.75%	12/29/2028	197,554	115,470
Sabre GLBL Inc, 2025 Other Term B-1	1M SOFR + 6.35%	07/30/2029	247,981	220,703
Sabre GLBL Inc, 2025 Other Term B-2	1M SOFR + 6.35%	07/30/2029	148,722	132,363
Spin Holdco, Inc., Initial	3M SOFR + 4.26%	03/04/2028	2,111,943	1,623,557
Staples, Inc., Closing Date	3M SOFR + 5.75%	09/04/2029	268,331	254,201
Stubhub Holdings, Inc., Extended Term B	1M SOFR + 4.75%	03/15/2030	1,073,076	1,061,894
The Knot Worldwide, Inc., Amendment No. 5	1M SOFR + 3.75%	01/31/2028	865,961	720,913
TruGreen LP, Second Refinancing	1M SOFR + 4.10%	11/02/2027	174,561	170,677
Wash Bidco, Inc., Initial	1M SOFR + 3.25%	09/10/2032	547,702	551,810
WestJet Loyalty LP, Initial	3M SOFR + 3.25%	02/14/2031	1,944,290	1,950,823
				8,392,558
Diversified Financial Services - 5.69%
Ascensus Holdings, Inc., Amendment No. 4 Replacement	1M SOFR + 3.00%	11/24/2032	1,500,000	1,497,375
BCPE Pequod Buyer, Inc., Initial	1M SOFR + 3.00%	11/25/2031	1,828,228	1,831,080
Blackhawk Network Holdings, Inc., Term B-2	3M SOFR + 4.00%	03/12/2029	2,281,915	2,290,472
Chicago US Midco III, LP, Closing Date	1M SOFR + 2.50%	10/30/2032	471,646	472,235
Citco Funding LLC, 2024 TL	1M SOFR + 2.75%	04/27/2028	770,268	774,843
Citrin Cooperman Advisors LLC, Initial	3M SOFR + 3.00%	04/01/2032	726,023	727,838
CoreLogic, Inc., Initial	1M SOFR + 3.61%	06/02/2028	1,079,120	1,078,731
EP WEALTH ADVISORS, LLC, Closing Date	3M SOFR + 3.00%	10/18/2032	164,625	165,037
First Eagle Holdings, Inc., Initial	3M SOFR + 3.50%	08/16/2032	854,167	852,373
FNZ USA FINCO, LLC, Initial	3M SOFR + 5.00%	11/05/2031	1,308,105	1,026,863
Focus Financial Partners, LLC, Tranche B	1M SOFR + 2.50%	09/15/2031	1,980,323	1,983,135

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 76.84%(b)(Continued)
Diversified Financial Services - 5.69% (continued)
Grant Thornton Advisors LLC, 2025 Incremental	1M SOFR + 2.75%	06/02/2031	$2,450,286	$2,452,246
Grant Thornton Advisors LLC, 2025-2 Incremental	1M SOFR + 3.00%	06/02/2031	461,401	462,721
Hightower Holdings, LLC, Amendment No. 10 Replacement	3M SOFR + 2.75%	02/03/2032	1,573,692	1,574,684
Janney Montgomery Scott, Initial	3M SOFR + 2.75%	11/28/2031	1,132,519	1,139,359
Nexus Buyer, LLC, Amendment No. 9 Refinancing	1M SOFR + 3.50%	07/31/2031	3,587,994	3,534,569
Nexus Buyer, LLC, Amendment No.10	1M SOFR + 4.00%	07/31/2031	516,989	512,574
Osmose Holdings, Initial	1M SOFR + 3.36%	06/23/2028	787,283	772,033
				23,148,168
Diversified Telecommunication Services - 1.95%
Cogeco Financing 2 LP, Term B	1M SOFR + 3.25%	09/18/2030	410,274	395,180
Directv Financing, LLC, Closing Date	3M SOFR + 5.26%	08/02/2027	96,735	96,762
LCPR Loan Financing LLC, 2021 Additional	6M SOFR + 4.18%	10/16/2028	558,979	361,682
Level 3 Financing, Inc., Term B-4	1M SOFR + 3.25%	03/29/2032	478,743	479,820
Numericable US LLC, USD TLB-14	3M SOFR + 6.88%	05/31/2031	840,362	839,135
Syniverse Holdings, LLC, Initial	3M SOFR + 7.00%	05/13/2027	626,053	601,236
Viasat, Inc., Incremental	1M SOFR + 4.61%	05/30/2030	371,449	369,767
Viasat, Inc., Initial	1M SOFR + 4.61%	03/02/2029	645,698	642,908
Wide Open West Finance, LLC, First Out	3M SOFR + 7.26%	12/11/2028	672,009	682,647
Windstream Services, LLC, Incremental TL	1M SOFR + 4.85%	10/01/2031	1,917,501	1,922,295
Zacapa S.a.r.l., Initial	3M SOFR + 3.75%	03/22/2029	1,526,303	1,526,395
				7,917,827
Electrical Equipment - 0.28%
Pioneer AcquisitionCo, LLC, Initial	3M SOFR + 3.25%	10/27/2032	162,098	162,706
Spectris, Facility B2	3M SOFR + 2.75%	09/30/2032	130,675	131,165
Trio Bidco, LLC, Closing Date Term B	3M SOFR + 4.00%	10/29/2032	838,578	839,979
				1,133,850
Electronic Equipment, Instruments & Components - 0.12%
Infinite Bidco LLC., TL	3M SOFR + 4.01%	03/02/2028	497,549	490,499
Food & Staples Retailing - 0.69%
BW Gas & Convenience Holdings, LLC, Initial	1M SOFR + 3.61%	03/31/2028	528,779	527,018
EG America, LLC, New Facility B3	3M SOFR + 3.50%	02/07/2028	1,453,887	1,458,132
Upbound, 2025 TL	3M SOFR + 2.75%	08/13/2032	822,241	826,352
				2,811,502
Food Products - 0.64%
Froneri US, Inc., Facility B6	6M SOFR + 2.25%	08/02/2032	1,875,392	1,874,679
Pacific Bells, LLC, Initial Term B-1	3M SOFR + 3.75%	11/13/2028	398,482	399,645
Snacking Investments US LLC, 2025 U.S. TL	3M SOFR + 3.00%	10/29/2032	319,016	320,611
				2,594,935
Gas Utilities - 0.34%
Prairie Acquiror LP, Initial Term B-4	1M SOFR + 3.75%	08/01/2029	1,375,687	1,382,277
Health Care Equipment & Supplies - 0.79%
Bausch & Lomb Corp., First Incremental TL	1M SOFR + 4.00%	09/29/2028	1,361,518	1,361,518
Hanger, Inc., Delayed Draw(f)	1M SOFR + 3.50%	10/23/2031	93,123	93,513
Hanger, Inc., Initial	1M SOFR + 3.50%	10/23/2031	1,221,129	1,224,146
Paradigm Parent, LLC, Initial	3M SOFR + 4.50%	04/16/2032	491,161	430,841
Zest Acquisition Corp., Term B-1	3M SOFR + 5.25%	02/08/2028	101,451	99,168
				3,209,186
Health Care Providers & Services - 5.08%
Azalea Topco, Inc., 2025 Refinancing	1M SOFR + 3.00%	04/30/2031	1,714,841	1,716,985
Charlotte Buyer, Inc., Second Refinancing	1M SOFR + 4.25%	02/11/2028	2,030,601	1,991,572
CHG Healthcare Services, Inc., Amendment No. 7 Refinancing	3M SOFR + 2.75%	09/29/2028	1,119,122	1,123,822
Cotiviti, Inc., Floating Rate TL	1M SOFR + 2.75%	05/01/2031	808,768	775,746
Cotiviti, Inc., Incremental TL	1M SOFR + 2.75%	03/26/2032	701,983	672,591
Covetrus, Inc., Initial	3M SOFR + 5.00%	10/13/2029	1,213,499	1,084,055
ExamWorks Group, Inc., Initial	1M SOFR + 2.50%	11/01/2028	682,045	685,182
Global Medical Response, Inc., Initial	3M SOFR + 3.50%	10/01/2032	1,754,189	1,764,135
Ingenovis Health, Inc., Initial	3M SOFR + 4.51%	03/06/2028	1,117,471	298,924
Lifepoint Health, Inc., 2024 Refinancing	3M SOFR + 3.75%	05/17/2031	2,351,746	2,358,237
National Mentor Holdings, Inc., Closing Date First Lien	1M SOFR + 6.00%	12/12/2030	385,740	385,983
Organon & Co., 2024 Converted Dollar	1M SOFR + 2.25%	05/19/2031	105,450	101,338
Outcomes Group Holdings, Inc., 2025 Replacement	1M SOFR + 3.00%	05/06/2031	589,658	592,772

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 76.84%(b)(Continued)
Health Care Providers & Services - 5.08%(continued)
Parexel International, Inc., Seventh Amendment	1M SOFR + 2.75%	12/12/2031	$401,832	$402,921
Sharp Services, LLC, Tranche E	3M SOFR + 3.00%	09/29/2032	736,501	738,342
Solaris US BidCo, LLC, Initial	3M SOFR + 5.25%	11/29/2030	1,739,536	1,704,746
Southern Veterinary Partners, LLC, 2025 New TL	3M SOFR + 2.50%	12/04/2031	2,224,646	2,220,975
Summit Behavioral Health, LLC, First Out	3M SOFR + 6.01%	12/31/2029	177,865	182,015
Summit Behavioral Health, LLC, Second Out	3M SOFR + 4.51%	12/31/2029	1,045,405	901,662
WCG Intermediate Corp., 2025 Refinancing	1M SOFR + 3.00%	02/25/2032	980,391	981,773
				20,683,776
Health Care Technology - 2.09%
AthenaHealth Group, Inc., Initial	1M SOFR + 2.75%	02/15/2029	3,310,626	3,314,069
Ensemble RCM, LLC, Term B	3M SOFR + 3.00%	08/01/2029	2,292,928	2,302,857
Gainwell Acquisition Corp., Term B	3M SOFR + 4.10%	10/01/2027	941,140	923,023
Raven Acquisition Holdings, LLC, Initial	1M SOFR + 3.00%	11/19/2031	1,173,308	1,176,605
Zelis Payments Buyer, Inc. & Zelis Cost Management Buyer, Inc., Amendment No. 5	1M SOFR + 3.25%	11/26/2031	776,898	770,100
				8,486,654
Hotels, Restaurants & Leisure - 5.04%
19th Holdings Golf, LLC, Initial	1M SOFR + 3.35%	02/07/2029	997,416	1,003,650
Allwyn International A.S., New B Facility	1M SOFR + 2.50%	11/24/2032	899,864	881,867
Alterra Mountain Co., Series B-8	1M SOFR + 2.50%	05/31/2030	391,516	392,984
Arcis Golf, LLC, Amendment No. 3	1M SOFR + 2.75%	11/24/2028	256,310	256,631
BCPE Grill Parent, Inc., Initial	1M SOFR + 4.75%	09/30/2030	563,145	521,309
Bulldog Purchaser, Inc., 2024	3M SOFR + 3.75%	06/27/2031	1,453,755	1,461,329
Catawba Nation Gaming Authority, Term B	1M SOFR + 4.75%	03/29/2032	1,193,096	1,219,941
Dave & Buster's, Inc., 2024 Incremental Term B	1M SOFR + 3.25%	11/01/2031	1,000,500	889,505
Dave & Buster's, Inc., 2024 Refinancing Term B	1M SOFR + 3.25%	06/29/2029	446,565	409,862
Fertitta Entertainment, LLC, Initial B	1M SOFR + 3.25%	01/27/2029	1,442,888	1,442,152
Fitness International, LLC, Term B	1M SOFR + 4.50%	02/12/2029	969,919	970,889
Flynn Restaurant Group LP, Series 2025	1M SOFR + 3.75%	01/28/2032	1,333,637	1,338,011
Herschend Entertainment Company, LLC, Initial	1M SOFR + 3.25%	05/27/2032	301,405	303,288
Horizon Midco 2 Ltd., Term B	6M SOFR + 4.50%	10/31/2031	1,481,813	1,442,915
Kingpin Intermediate Holdings LLC, Amendment No. 15	1M SOFR + 3.25%	09/22/2032	1,512,702	1,478,666
LC Ahab US Bidco LLC, Initial	1M SOFR + 3.00%	05/01/2031	1,638,852	1,641,933
MIC Glen LLC, 2025 TL	1M SOFR + 3.25%	07/21/2028	379,547	381,873
Motion Finco, LLC, Facility B3	3M SOFR + 3.50%	11/12/2029	993,217	879,622
Ontario Gaming GTA LP, Term B	3M SOFR + 4.25%	08/01/2030	545,951	504,126
Scientific Games Holdings LP, 2024 Refinancing	3M SOFR + 3.00%	04/04/2029	496,231	486,867
SGH2 LLC, Initial	3M SOFR + 4.50%	08/18/2032	865,272	867,436
Tacala, LLC, Amendment No. 4 Replacement	1M SOFR + 3.00%	01/31/2031	310,087	311,969
Topgolf Callaway Brands Corp., Initial	1M SOFR + 3.00%	03/15/2030	1,407,464	1,410,392
				20,497,217
Household Durables - 0.92%
Fender Musical Instruments Corp., Initial	1M SOFR + 4.10%	12/01/2028	182,101	163,891
Hunter Douglas, Inc., Tranche B-1	3M SOFR + 3.00%	01/17/2032	2,462,129	2,471,362
TGP Holdings III LLC, Closing Date	1M SOFR + 3.35%	06/29/2028	499,768	464,614
Weber-Stephen Products LLC, Initial Term B	3M SOFR + 3.75%	10/01/2032	653,388	653,714
				3,753,581
Independent Power/Renewable Electricity Producers - 1.04%
Carroll County Energy LLC, TL	3M SOFR + 2.75%	06/30/2031	665,499	667,995
Cornerstone Generation LLC, Term Loan B	3M SOFR + 3.25%	08/11/2032	561,547	565,961
CPV Fairview, LLC, Term B Facility	3M SOFR + 2.50%	08/14/2031	173,223	173,818
Hamilton Projects Acquiror, LLC, 2025-2 Repricing	1M SOFR + 2.50%	05/30/2031	935,902	941,227
Hunterstown Generation, LLC, Repriced	3M SOFR + 3.00%	11/06/2031	465,571	465,571
South Field Energy LLC, Term Loan B	3M SOFR + 3.00%	08/29/2031	1,331,157	1,339,477
South Field Energy LLC, Term Loan C Advances	3M SOFR + 3.00%	08/29/2031	80,220	80,721
				4,234,770
Industrial Conglomerates - 2.53%
Astro Acquisition, LLC, Initial	6M SOFR + 3.25%	08/30/2032	371,675	373,998
BG MS US Holdings, LLC, Term B	3M SOFR + 4.75%	10/22/2032	683,271	681,562
Cube Industrials Buyer, Inc., 2025 TL	3M SOFR + 3.00%	10/17/2031	795,960	800,600
Madison IAQ LLC, 2025 Repriced Incremental	3M SOFR + 2.75%	11/08/2032	588,601	591,809

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 76.84%(b)(Continued)
Industrial Conglomerates - 2.53% (continued)
MajorDrive Holdings IV, LLC, 2022 Incremental	3M SOFR + 5.65%	06/01/2029	$286,314	$260,308
MajorDrive Holdings IV, LLC, Initial	3M SOFR + 4.26%	06/01/2028	244,516	221,287
Merlin Buyer, Inc., Initial	3M SOFR + 4.00%	12/14/2028	793,569	800,267
SPX Flow, Inc., 2025 TL	1M SOFR + 2.75%	04/05/2029	1,997,847	2,001,783
SunSource Borrower, LLC, Initial	1M SOFR + 4.10%	03/25/2031	2,219,057	2,216,283
TK Elevator Midco GmbH, New Facility B	6M SOFR + 2.75%	04/30/2030	2,339,112	2,352,375
				10,300,272
Insurance - 5.64%
Acrisure LLC, 2024 Repricing Term B-6	1M SOFR + 3.00%	11/06/2030	1,692,298	1,689,133
Alera Group, Inc., First Lien Initial	1M SOFR + 3.25%	05/30/2032	1,187,020	1,192,065
Ardonagh Group Finco Pty and Ardonagh Finco BV, Syndicated Facility B	6M SOFR + 2.75%	02/15/2031	2,366,046	2,358,664
Asurion, LLC, New B-11	1M SOFR + 4.35%	08/19/2028	997,436	998,683
Asurion, LLC, New B-12	1M SOFR + 4.25%	09/19/2030	309,346	309,201
Asurion, LLC, New B-13	1M SOFR + 4.25%	09/19/2030	480,139	479,764
BroadStreet Partners, Inc., Term B-4	1M SOFR + 2.75%	06/13/2031	2,355,979	2,362,788
Hyperion Refinance S.a.r.l, 2025-3 Refinancing	3M SOFR + 2.75%	04/18/2030	437,887	438,710
Hyperion Refinance S.a.r.l., 2025-2 Refinancing	1M SOFR + 2.75%	02/15/2031	2,986,667	2,991,535
IMA Financial Group, Inc., Initial	1M SOFR + 3.00%	11/01/2028	1,406,887	1,409,307
OneDigital Borrower LLC, 2025 Refinancing	1M SOFR + 3.00%	07/02/2031	2,060,984	2,063,602
Sedgwick Claims Management Services, Inc., 2023 TL	1M SOFR + 2.50%	07/31/2031	1,723,855	1,728,888
The Baldwin Insurance Group Holdings, LLC, Refinancing Term B-2	1M SOFR + 2.50%	05/26/2031	2,670,320	2,661,428
TIH Insurance Holdings, LLC, Amendment No. 1 Replacement	3M SOFR + 2.75%	05/06/2031	1,223,713	1,224,227
Trucordia Insurance Holdings, LLC, Initial	1M SOFR + 3.25%	06/17/2032	1,033,024	1,025,277
				22,933,272
Internet and Catalog Retail - 0.10%
Shutterfly Finance, LLC, Exchanged Term B	3M SOFR + 5.00%	10/01/2027	448,783	426,824
IT Services - 1.13%
Avalara, Inc., New TL	3M SOFR + 2.75%	03/26/2032	1,086,688	1,090,611
Constant Contact, Inc., Initial	3M SOFR + 4.26%	02/10/2028	1,623,939	1,544,188
Disco Parent, Inc., TL	3M SOFR + 3.25%	08/06/2032	94,529	95,002
Endure Digital, Inc., Exchange Superpriority First Out	1M SOFR + 3.60%	04/30/2029	284,257	236,644
Endure Digital, Inc., Exchange Superpriority Second Out	1M SOFR + 3.60%	04/30/2029	94,281	59,239
Endure Digital, Inc., New Money Tranche A	1M SOFR + 5.75%	04/30/2029	31,493	29,367
Ping Identity Holding Corp., Initial	3M SOFR + 2.75%	11/15/2032	524,323	524,978
Rackspace Technology Global, Inc., Super-Priority Term B	1M SOFR + 6.36%	05/15/2028	994,937	1,009,861
				4,589,890
Life Sciences Tools & Services - 0.34%
Precision Medicine Group, LLC, Amendment No. 4 Refinancing	3M SOFR + 3.50%	08/20/2032	1,371,279	1,378,136
Machinery - 0.93%
Element Materials Technology Group US Holdings, Inc., Initial Term B	3M SOFR + 3.68%	07/06/2029	1,103,482	1,110,379
Indicor, LLC, Tranche D	3M SOFR + 2.75%	11/22/2029	1,524,784	1,532,926
Johnstone Supply, LLC, Extended Term B-6	1M SOFR + 2.50%	06/09/2031	464,420	466,677
Pro Mach Group, Inc., Amendment No. 6	1M SOFR + 2.75%	10/16/2032	655,701	659,648
				3,769,630
Media - 3.29%
Aragorn Parent Corp., 2025 Replacement	1M SOFR + 3.50%	12/15/2028	1,068,428	1,074,657
Arches Buyer, Inc., Initial	1M SOFR + 3.35%	12/06/2027	1,485,021	1,487,070
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing	1M SOFR + 4.11%	08/21/2028	1,250,000	1,250,675
Creative Artists Agency, LLC, 2025 Refinancing	1M SOFR + 2.50%	10/01/2031	2,797,235	2,806,550
Endeavor Group Holdings, Inc., Term Loan B	1M SOFR + 3.00%	03/24/2032	2,174,193	2,183,847
Gray Television, Inc., Term F	1M SOFR + 5.25%	06/04/2029	15,113	15,100
Red Planet Borrower, LLC, Initial	1M SOFR + 4.00%	09/08/2032	466,399	466,837
Summer (BC) Bidco B LLC, Extended Facility B1	3M SOFR + 5.26%	02/15/2029	1,005,674	934,019
United Talent Agency, LLC, Term B	1M SOFR + 3.00%	06/10/2032	1,410,976	1,419,795
Univision Communications, Inc., 2024 Replacement	1M SOFR + 3.61%	01/31/2029	1,257,909	1,253,582
Wasserman Media Group, LLC, Initial	1M SOFR + 3.00%	06/23/2032	471,261	473,028
				13,365,160

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 76.84%(b)(Continued)
Oil, Gas & Consumable Fuels - 0.35%
Blackfin Pipeline, LLC, Initial	1M SOFR + 3.00%	09/29/2032	$367,647	$367,952
Deep Blue Operating I LLC, TL	1M SOFR + 2.75%	10/01/2032	199,180	199,636
Fleet U.S. Bidco, Inc., Facilty B2	6M SOFR + 2.75%	02/21/2031	100,003	100,379
M6 ETX Holdings II Midco, LLC, New TL	1M SOFR + 2.50%	04/01/2032	234,696	235,785
Par Petroleum, LLC, Amendment No. 3	3M SOFR + 3.25%	02/28/2030	500,000	501,460
				1,405,212
Paper & Forest Products - 0.01%
Closure Systems Intl. Group, Inc., Amendment No. 6 Repriced	1M SOFR + 3.00%	03/22/2029	45,068	45,136
Pharmaceuticals - 1.49%
Amneal Pharmaceuticals LLC, Amendment No. 1	1M SOFR + 3.50%	08/01/2032	2,927,801	2,949,759
Endo Finance Holdings, Inc., 2024 Refinancing	1M SOFR + 3.75%	04/23/2031	651,057	645,361
Genmab A/S, Initial Term B	3M SOFR + 3.00%	12/12/2032	626,794	629,539
Opal Bidco SAS, Facility B4	3M SOFR + 3.00%	04/28/2032	1,842,955	1,852,741
				6,077,400
Professional Services - 4.05%
AQ Carver Buyer, Inc., 2023 Refinancing	3M SOFR + 5.60%	08/02/2029	1,222,776	1,160,109
Armor Holdco, Inc., 2025-1 Incremental	6M SOFR + 3.75%	12/11/2031	1,030,792	1,034,338
Berkeley Research Group, Initial	3M SOFR + 3.25%	05/01/2032	684,805	685,517
DS Admiral Bidco, LLC, Initial	3M SOFR + 4.25%	06/26/2031	2,325,717	2,279,202
Eisner Advisory Group, LLC, February 2024 Incremental	1M SOFR + 4.00%	02/28/2031	1,098,246	1,104,430
Omnia Partners, LLC, First Amendment Incremental	3M SOFR + 5.00%	05/31/2032	541,500	540,146
Omnia Partners, LLC, Initial	3M SOFR + 2.75%	07/25/2030	2,291,220	2,298,185
OPENLANE, Inc., 2025 Incremental	3M SOFR + 2.50%	10/08/2032	229,652	229,510
Orion Midco Ltd., Initial	3M SOFR + 3.50%	10/08/2032	382,789	384,343
OVG Business Services, LLC, Term B	1M SOFR + 3.00%	06/25/2031	1,661,058	1,661,058
PEX Holdings LLC, Initial	3M SOFR + 2.75%	11/26/2031	517,033	516,816
Pinnacle Buyer, LLC, Initial Term B	3M SOFR + 2.50%	10/01/2032	381,595	382,790
Pye-Barker Fire & Safety, LLC, Closing Date TL	3M SOFR + 2.50%	12/16/2032	571,533	574,865
Ryan, LLC, New Initial	1M SOFR + 3.50%	11/05/2032	2,161,017	2,130,395
UST Global, Inc., Initial	1M SOFR + 3.00%	11/20/2028	325,203	326,016
Vaco Holdings, LLC, Initial	3M SOFR + 5.15%	01/22/2029	1,000,249	812,502
Wood Mackenzie, TL	3M SOFR + 3.00%	02/07/2031	341,237	343,185
				16,463,407
Real Estate Management & Development - 0.31%
BIFM US Finance LLC, 2025 TL	1M SOFR + 3.25%	05/31/2028	516,751	519,764
Brookfield Retail Holdings VII Sub 3 LLC, Initial Term B	1M SOFR + 3.50%	05/28/2030	751,082	754,214
				1,273,978
Road & Rail - 0.45%
GN Loanco, LLC, Term B	3M SOFR + 4.50%	12/19/2030	1,225,472	1,214,442
Odyssey Logistics & Technology, New TL	1M SOFR + 4.50%	10/12/2027	804,389	608,319
				1,822,761
Semiconductors & Semiconductor Equipment - 0.43%
Altera Corp., TL	6M SOFR + 3.00%	09/10/2032	1,195,723	1,203,328
Coorstek, Inc., Initial Term B	3M SOFR + 3.00%	10/28/2032	218,592	220,096
Viavi Solutions, TL	3M SOFR + 2.50%	10/16/2032	342,840	344,554
				1,767,978
Software - 7.65%
Bending Spoons S.p.A, Amendment No. 4 Dollar TL	1M SOFR + 5.88%	03/07/2031	246,568	238,554
Central Parent, Inc., 2024 Refinancing	3M SOFR + 3.25%	07/06/2029	1,561,749	1,319,022
Conservice Midco, LLC, Twelfth Amendment	1M SOFR + 2.75%	05/13/2030	1,994,376	1,996,250
Cyberswift BV, TL	3M SOFR + 4.00%	10/08/2032	245,613	244,923
Dayforce, Inc., TL	1M SOFR + 3.00%	08/20/2032	1,500,487	1,495,131
Delta Topco, Inc., Fourth Amendment Refinancing	1M SOFR + 2.75%	11/30/2029	1,373,589	1,365,526
Entrata, Inc., TL	1M SOFR + 3.00%	09/30/2032	57,889	58,178
Flash Charm, Inc., Incremental TL	3M SOFR + 3.50%	03/02/2028	1,568,632	1,458,389
Genesys Cloud Services, Inc., 2025 TL	1M SOFR + 2.50%	01/30/2032	1,844,960	1,839,204
Icon Parent, Inc., 2025 TL	3M SOFR + 2.75%	11/13/2031	661,944	662,692
Javelin Buyer, Inc., First Amendment	3M SOFR + 2.75%	12/05/2031	1,551,688	1,555,242
Kaseya, Initial	1M SOFR + 3.00%	03/20/2032	1,456,047	1,456,251
Magenta Buyer LLC, First Out	3M SOFR + 7.01%	07/27/2028	247,945	186,578
Magenta Buyer LLC, Second Out	3M SOFR + 7.26%	07/27/2028	390,433	166,586

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 76.84%(b)(Continued)
Software - 7.65% (continued)
Magenta Buyer LLC, Super Priority	3M SOFR + 6.25%	07/27/2028	$142,199	$141,915
McAfee Corp., Tranche B-2	1M SOFR + 3.00%	03/01/2029	2,743,308	2,522,993
Planview Parent, Inc., 2024-B Incremental	3M SOFR + 3.50%	12/17/2027	1,074,092	1,027,434
Plusgrade, Inc., 2025 Replacement Initial	1M SOFR + 3.50%	03/03/2031	590,696	590,696
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing	3M SOFR + 3.25%	10/26/2030	1,140,937	1,138,415
Project Boost Purchaser, LLC, Initial	3M SOFR + 2.75%	07/16/2031	2,967,758	2,973,931
Proofpoint, Inc., 2025-B Incremental	3M SOFR + 3.00%	08/31/2028	1,348,989	1,354,695
RealPage, Inc., 2024-1 Incremental	3M SOFR + 3.75%	04/24/2028	1,019,595	1,021,828
RealPage, Inc., Initial	3M SOFR + 3.26%	04/24/2028	1,237,080	1,235,447
Skillsoft Finance II, Inc., Initial	1M SOFR + 5.36%	07/14/2028	345,878	245,141
Solarwinds Holdings, Inc., Initial	3M SOFR + 4.00%	04/16/2032	1,249,751	1,246,627
Sovos Compliance, LLC, Initial	1M SOFR + 3.25%	08/13/2029	747,500	749,197
Storable, Inc., New Initial	1M SOFR + 3.25%	04/16/2031	746,241	749,039
UKG, Inc., 2024 Refinancing	3M SOFR + 2.50%	02/10/2031	1,011,589	1,011,993
WebMD Health Corp. and MH SUB I, LLC, 2023	1M SOFR + 4.25%	05/03/2028	799,073	741,140
Zodiac Purchaser, LLC, Term B	1M SOFR + 3.50%	02/14/2032	328,812	327,497
				31,120,514
Specialty Retail - 0.37%
Great Outdoors Group, LL, Term B-3	1M SOFR + 3.25%	01/23/2032	462,694	465,007
Harbor Freight Tools USA, Inc., Initial	1M SOFR + 2.25%	06/11/2031	249,885	247,209
Restoration Hardware, Inc., 2022 Incremental B-2	1M SOFR + 3.35%	10/20/2028	744,231	738,031
Torrid LLC, Closing Date	3M SOFR + 5.76%	06/14/2028	163,235	63,843
				1,514,090
Textiles, Apparel & Luxury Goods - 0.95%
Beach Acquisition Co. Parent, LLC, Tranche B-1	3M SOFR + 3.25%	09/12/2032	704,711	709,560
Champ Acquisition Corp., Initial	1M SOFR + 4.00%	11/25/2031	833,765	836,892
Varsity Brands Holding Co, Inc., 2025-2 Replacement	3M SOFR + 3.00%	08/26/2031	2,316,653	2,323,903
				3,870,355
Transportation Infrastructure - 0.31%
WWEX UNI TopCo Holdings, LLC, Repriced Initial TL	3M SOFR + 4.00%	07/26/2028	1,263,916	1,268,655
Wireless Telecommunication Services - 0.87%
DIFL US LLC, Initial	3M SOFR + 5.25%	08/06/2032	2,000,000	1,992,860
Sable Int'l Finance Ltd. and Coral-US-Co-Borrower LLC, Term B-7	3M SOFR + 3.25%	01/31/2032	1,560,360	1,529,933
				3,522,793
TOTAL SENIOR SECURED FIRST LIEN LOANS (Cost $318,382,563)				312,642,744

			Shares	Value
COMMON STOCKS - 0.09%(g)
Altice France Lux 3			10,709	192,868
CEC Brands, LLC			10,454	141,129
Elevate Textiles, Inc.			20,088	51,476
Marine One Holdco, LLC			5,865	1,466
Needle Holdings LLC(e)			119,194	–
TOTAL COMMON STOCKS (Cost $299,546)				386,939

			Shares	Value
MONEY MARKET FUNDS - 1.48%
Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class, 3.64% (7-day yield)			6,001,481	6,001,481

TOTAL MONEY MARKET FUNDS (Cost $6,001,481)				6,001,481

TOTAL INVESTMENTS - 165.01% (Cost $762,528,698)				671,378,171

Liabilities in Excess of Other Assets - 0.02%				86,637

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued) (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 1.48%(Continued)
Preferred Shares (Net of $4,311,443 Deferred Financing Costs) - (23.64)%		(96,188,557)
Leverage Facility (Net of $582,846 Deferred Leverage Costs) - (41.39)%		(168,417,154)

NET ASSETS - 100.00%		$406,859,097

All securities held as of December 31, 2025 are pledged as collateral for the Trust’s credit facility.

(a)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of December 31, 2025, these securities had an aggregate value of $348,283,013 or 85.60% of net assets.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Leveraged loans and CLO debt securities typically have reference Rate Floors (“Rate Floors”) embedded in their loan agreements and organizational documents. Leveraged loans generally have Rate Floors of 0% or more, while CLO debt securities often set Rate Floors at 0%. Rate Floors serve to establish a minimum base rate to be paid by the borrower before the fixed spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	CLO subordinated notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once per quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown are as of December 31, 2025.
(d)	As of December 31, 2025, the Trust accrued a 0% yield on this investment.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(f)	This investment has an unfunded commitment as of December 31, 2025.
(g)	Non-income producing security.

Investment Abbreviations:

AB – Aktiebolag (Swedish: Limited Liability Company)

A/S - Aktieselskab (Danish: Joint Stock Company)

BV – Besloten Vennootschap (Dutch: Private Limited Company)

GmbH – Gesellschaft mit beschränkter Haftung (German: Limited Liability Company)

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

SA - Société Anonyme (French: Public Limited Company)

S.a.r.l - Société Anonyme a Responsabilite Limitee (French: Limited Liability Company)

SOFR – Secured Overnight Financing Rate

Reference Rates:

1M SOFR as of December 31, 2025 was 3.79%

3M SOFR as of December 31, 2025 was 4.01%

6M SOFR as of December 31, 2025 was 4.20%